Income Taxes (Net Operating Losses Carryforwards by Expiration Date) (Parenthetical) (Detail) ¥ in Billions	12 Months Ended
Mar. 31, 2026 JPY (¥)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 416	[1],[2]
Mizuho Financial Group, Inc. | National Tax Agency, Japan
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	518
Net operating loss carryforwards tax effected	¥ 25
Operating loss carryforwards, expiration date	Mar. 31, 2032
Mizuho Bank Limited | National Tax Agency, Japan
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 80
Net operating loss carryforwards tax effected	¥ 3
Operating loss carryforwards, expiration date	Mar. 31, 2034

[1]	Net operating loss carryforwards related to Japanese local taxes at MHBK amounted to ¥80 billion (tax-effected ¥3 billion) as of March 31, 2026 and are not included in the table. The net operating loss carryforwards will mostly expire during the fiscal year ending March 31, 2034.
[2]	Net operating loss carryforwards related to Japanese local taxes at MHFG amounted to ¥518 billion (tax-effected ¥25 billion) as of March 31, 2026 and are not included in the table. The net operating loss carryforwards are fully offset by valuation allowance and will mostly expire during the fiscal year ending March 31, 2032.